Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Fees	Comm. Social Resp.	Total Payments
Total	$ 112,276	$ 2,667	$ 2,413	$ 117,356
PAMC PA/Coal/Underground Mining [Member]
Total	11,975	2,569	123	14,667
IMC WV/Coal/Underground Mining [Member]
Total	$ 101	$ 98	$ 73	$ 272